Stock Warrants and Earnouts - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
		Mar. 19, 2021	Mar. 12, 2021	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Feb. 26, 2021
Common Stock Warrant [Line Items]
Class of warrants outstanding	[1]			38,761,031
Number of days determining Earnout Triggering Event				10 days		10 days
Number of consecutive days determining Earnout Triggering Event				20 days		20 days
Adjustments in warrants				$ (9,237)	$ (535)	$ 73,125	$ 875	$ 388
Tranche Three [Member]
Common Stock Warrant [Line Items]
Earnout Shares		9,000,000	9,000,000
Earnout Triggering Event [Member] | Share Price Greater Or Equal 15 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout			$ 15.00			$ 15.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 20 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout			20.00			20.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout						$ 30.00
Private Placement Warrants [Member]
Common Stock Warrant [Line Items]
Initial measurements of fair value of warrant liability				127,900
Fair value adjustment of warrants				45,400
Public Warrants [Member]
Common Stock Warrant [Line Items]
Initial measurements of fair value of warrant liability				153,700
Fair value adjustment of warrants				1,600
Proceeds from warrants exercised				$ 73,300
Redeemable Convertible Preferred Stock Warrants [Member] | Series B D E Preferred Stock [Member]
Common Stock Warrant [Line Items]
Class of warrants outstanding				2,358,528
Preferred Stock [Member] | Legacy Charge Point [Member]
Common Stock Warrant [Line Items]
Class of warrants outstanding				2,358,528
Common Stock [Member]
Common Stock Warrant [Line Items]
Class of warrants outstanding						36,402,515	14,051,462
Stock that may be issued				27,000,000		27,000,000
Issuance Of Earnout Shares	[2]			17,539,657
Common Stock [Member] | Legacy Charge Point [Member]
Common Stock Warrant [Line Items]
Class of warrants outstanding				36,402,503
Common Stock [Member] | Earnout Triggering Event [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout			$ 30.00
Common Stock [Member] | Earnout Triggering Event [Member] | Share Price Greater Or Equal 15 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout				$ 15.00
Common Stock [Member] | Earnout Triggering Event [Member] | Share Price Greater Or Equal 20 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout				20.00
Common Stock [Member] | Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Common Stock Warrant [Line Items]
Share price triggering Earnout				$ 30.00
Earnout Shares [Member]
Common Stock Warrant [Line Items]
Earnout liability fair value						$ 27,000			$ 828,200
Issuance Of Earnout Shares			18,000,000
Estimated fair value of earn out liability			$ 242,600
Business combination, stock issued		9,000,000	9,000,000
Stock issued during period, shares, acquisitions		17,539,657
Earnout liability		$ 743,700				$ 828,100
Earnout Shares						9,000,000
Earnout Shares [Member] | Earnout Triggering Event [Member]
Common Stock Warrant [Line Items]
Stock issuable value			$ 501,100
Earnout Shares [Member] | Gain [Member]
Common Stock Warrant [Line Items]
Adjustments in warrants				$ 84,400

[1]	The shares (and the warrants' exercise prices) subject to the Company's Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 0.9966 established in the Merger as described in Note 3.